Summary of Quarterly Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Quarterly Results [Abstract]
Revenue, Net	$ 1,536,169	$ 1,515,168	$ 1,503,116	$ 1,458,945	$ 1,462,198	$ 1,430,920	$ 1,465,083	$ 1,520,263	$ 6,013,398	$ 5,878,464	$ 5,896,606
Cost of Goods and Services Sold	1,176,497	1,163,197	1,143,601	1,109,241	1,106,722	1,082,554	1,120,048	1,173,718	4,592,536	4,483,042	4,603,620
Gross Profit	359,672	351,971	359,515	349,704	355,476	348,366	345,035	346,545	1,420,862	1,395,422	1,292,986
Selling, General and Administrative Expense	190,904	182,668	191,915	190,693	202,639	191,753	189,668	187,944	756,180	772,004	722,167
Litigation And Other Professional Fees	(2,150)	143,484	3,512	22,619	11,148	4,931	26,093	7,203	167,465	49,375	55,031
Other Cost and Expense, Operating	2,896	61,632	31,268	4,006	2,046	2,946	49,209	11,512	99,802	65,713	16,093
Operating Income (Loss)	143,574	(60,776)	106,680	108,376	113,132	125,041	56,337	115,825	297,854	410,335	402,661
Interest Income (Expense), Net	(29,859)	(34,925)	(29,624)	(29,462)	(29,659)	(39,036)	(35,574)	(30,834)	(123,870)	(135,103)	(160,103)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	113,715	(95,701)	77,056	78,914	83,473	86,005	20,763	84,991	173,984	275,232	242,558
Income Tax Expense (Benefit)	55,088	(26,350)	29,754	30,600	30,304	29,988	8,140	34,857	89,092	103,289	99,779
Income (loss) from continuing operations	58,627	(69,351)	47,302	48,314	53,169	56,017	12,623	50,134	84,892	171,943	142,779
Loss from discontinued operations	(142,323)	3,042	4,917	6,040	5,849	5,408	6,069	5,605	(128,324)	22,931	(55,855)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(83,696)	(66,309)	52,219	54,354	59,018	61,425	18,692	55,739	(43,432)	194,874	86,924
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.58	$ (0.68)	$ 0.46	$ 0.47	$ 0.50	$ 0.51	$ 0.11	$ 0.45	$ 0.83	$ 1.57	$ 1.26
Basic earnings per share, discontinued operations (per share)	$ (1.42)	$ 0.03	$ 0.05	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ (1.26)	$ 0.21	$ (0.49)
Earnings Per Share, Basic	$ (0.83)	$ (0.65)	$ 0.51	$ 0.53	$ 0.55	$ 0.56	$ 0.17	$ 0.50	$ (0.43)	$ 1.78	$ 0.77
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.54	$ (0.68)	$ 0.43	$ 0.45	$ 0.48	$ 0.50	$ 0.11	$ 0.43	$ 0.78	$ 1.52	$ 1.25
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ (1.31)	$ 0.03	$ 0.04	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ (1.17)	$ 0.20	$ (0.49)
Earnings Per Share, Diluted	$ (0.77)	$ (0.65)	$ 0.48	$ 0.51	$ 0.54	$ 0.55	$ 0.17	$ 0.48	$ (0.39)	$ 1.73	$ 0.76
Dividends per common share	$ 0.20	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.07	$ 0.07	$ 0.62	$ 0.42
Weighted Average Number of Shares Outstanding, Basic	100,470	101,811	102,867	103,210	106,773	109,315	110,580	111,487	102,080	109,531	113,000
Weighted Average Number of Shares Outstanding, Diluted	108,980	101,811	109,931	107,466	110,074	111,951	113,472	116,500	109,449	112,988	114,781
Comprehensive income	$ (83,323)	$ (66,305)	$ 52,145	$ 54,330	$ 58,226	$ 63,354	$ 17,003	$ 56,161	$ (43,153)	$ 194,744